GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE	12 Months Ended
Sep. 30, 2025
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE	GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Office and general	$18,196	$18,194
Wages and benefits	22,912	15,414
Professional fees	9,208	6,287
Depreciation and amortization	7,695	3,851
Travel and accommodation	668	628
Utilities	820	581
Total general and administrative expenses	$59,499	$44,955

During the year ended September 30, 2025, the Company recognized a provision for expected credit losses of $274 (September 30, 2024 - $4,222) included in the office and general category above.